SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF LOSS	9 Months Ended
Dec. 31, 2024
SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF LOSS
SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF LOSS

13. SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF LOSS

(a) Salaries, fees and benefits

	Nine months ended December 31,
	2024(1)	2023(1)
Salaries, fees and benefits	($)	($)
Exploration and evaluation expenses	10,398,000	3,834,000
Administration expenses	255,000	241,000
	10,653,000	4,075,000

Salaries, fees and benefits included in exploration and evaluation expenses and administration expenses are as follows:

(1)	rounded to the nearest thousand dollar
(2)	includes salaries and benefits included in office and administration expenses (Note 13(b)) and other salaries and benefits expenses classified as administration expenses

(b) Office and administration expenses

Office and administration expenses include the following:

	Nine months ended December 31,
	2024(1)	2023(1)
	($)	($)
Salaries and Benefits	255,000	235,000
Data processing and retention	11,000	17,000
Insurance	20,000	22,000
Other office expenses	19,000	22,000
	305,000	296,000

(1)	rounded to the nearest thousand dollar